SHARE-BASED PAYMENTS - Reconciliation of outstanding options and RSU's (Details) - ₪ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Minimum
Number Of Share Options And Other Than Option Outstanding In Share-Based Payment Arrangement [Roll Forward]
Outstanding at beginning of year			0.00
Granted during the year		0.00
Exercise Price Of Outstanding Share Options And Other Than Option [Roll Forward]
Outstanding range of exercise price at beginning of year	₪ 0.00	₪ 0.00	₪ 0.23
Granted range of exercise price during the year	1.04	1.02	1.17
Exercised range of exercise price during the year	0.23		0.23
Outstanding range of exercise price at end of year	1.02	0.00	0.00
Exercisable range of exercise price at end of year	1.12	₪ 0.23	₪ 0.23
Maximum
Number Of Share Options And Other Than Option Outstanding In Share-Based Payment Arrangement [Roll Forward]
Outstanding at beginning of year		0.30	0.30
Granted during the year		0.30
Outstanding at end of year			0.30
Exercise Price Of Outstanding Share Options And Other Than Option [Roll Forward]
Outstanding range of exercise price at beginning of year	0.30	₪ 2.50	₪ 2.50
Granted range of exercise price during the year	1.47	1.29	1.68
Exercised range of exercise price during the year	0.48
Outstanding range of exercise price at end of year	2.50	0.30	2.50
Exercisable range of exercise price at end of year	₪ 2.50	₪ 2.50	₪ 2.50
Options with service conditions only
Number Of Share Options And Other Than Option Outstanding In Share-Based Payment Arrangement [Roll Forward]
Outstanding at beginning of year	15,661,344	16,753,449
Outstanding at end of year	21,954,791	15,661,344	16,753,449
Range Of Exercise Price [member]
Number Of Share Options And Other Than Option Outstanding In Share-Based Payment Arrangement [Roll Forward]
Outstanding at beginning of year	32,360,793	32,649,852	36,779,259
Granted during the year	13,601,699	3,016,330	3,742,218
Forfeited and expired during the year	(2,091,128)	(2,208,589)	(6,306,575)
Exercised during the year	(1,540,400)	(1,096,800)	(1,565,050)
Outstanding at end of year	42,330,964	32,360,793	32,649,852
Exercisable at end of year	10,127,684	10,114,392	9,716,559
Exercise Price Of Outstanding Share Options And Other Than Option [Roll Forward]
Forfeited and expired range of exercise price during the year	₪ 0.00	₪ 0.00	₪ 0.00
Range Of Exercise Price [member] | Minimum
Exercise Price Of Outstanding Share Options And Other Than Option [Roll Forward]
Outstanding range of exercise price at beginning of year	0.23	0.23
Outstanding range of exercise price at end of year		0.23	₪ 0.23
Range Of Exercise Price [member] | Maximum
Exercise Price Of Outstanding Share Options And Other Than Option [Roll Forward]
Outstanding range of exercise price at beginning of year	₪ 2.50
Outstanding range of exercise price at end of year		₪ 2.50
Options with service conditions and market conditions
Number Of Share Options And Other Than Option Outstanding In Share-Based Payment Arrangement [Roll Forward]
Outstanding at beginning of year	16,699,449	15,896,403
Outstanding at end of year	20,376,173	16,699,449	15,896,403
RSUs
Number Of Share Options And Other Than Option Outstanding In Share-Based Payment Arrangement [Roll Forward]
Outstanding at beginning of year	3,441,420	3,242,632	3,398,889
Granted during the year	981,472	295,726	362,858
Forfeited and expired during the year	(94,497)	(96,938)	(519,115)
Outstanding at end of year	4,328,395	3,441,420	3,242,632
Exercise Price Of Outstanding Share Options And Other Than Option [Roll Forward]
Granted range of exercise price during the year	₪ 0.00		₪ 0.00
RSUs | Minimum
Exercise Price Of Outstanding Share Options And Other Than Option [Roll Forward]
Outstanding range of exercise price at beginning of year	0.00	₪ 0.00
Outstanding range of exercise price at end of year	0.00	0.00	0.00
RSUs | Maximum
Exercise Price Of Outstanding Share Options And Other Than Option [Roll Forward]
Outstanding range of exercise price at beginning of year	0.30	0.30
Outstanding range of exercise price at end of year	₪ 0.30	₪ 0.30	₪ 0.30